Capital Structure and Related Items	6 Months Ended
Jun. 30, 2022
Capital Structure and Related Items
Capital Structure and Related Items

Section 5—Capital Structure and Related Items

5.1Share capital

The following table summarizes the Company’s ordinary share activity for the six-month period ended June 30, 2022:

Ordinary
shares
No. ‘000
January 1, 2022	98,265
Exercise of deferred shares and warrants for cash	1,012
June 30, 2022	99,277

During the six-month period ended June 30, 2022, a total of 1.0 million equity awards were exercised, yielding proceeds to the Company of $1,000.

See Note 6.2 regarding equity awards exercised subsequent to June 30, 2022.